SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Oct. 31, 2012
Share Based Compensation Disclosure [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
the effect on the Company’s net loss would have been as follows for the period March 1, 2002 (date of inception) to October 31, 2012:

March 1, 2002 (date of inception) to October 31, 2012
Net Loss as reported	$(47,557,543)
Add: Stock based option expense included in recorded net loss	89,217
Deduct stock option compensation expense determined under fair value based method	(328,176)
Adjusted Net Loss	$(47,796,502)